EQUITY COMMITMENT - Disclosure of equity commitment (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contractual Obligations [Line Items]
Net Cash Proceed	$ 14	$ 0	$ 22
June 2020 Equity Commitment [Member]
Commitments And Contractual Obligations [Line Items]
Beginning Balance, Number of shares	267,405	200,000
Number of Shares		67,405
Ending Balance, Number of shares	267,405	267,405	200,000
Beginning Balance, Gross Cash Proceeds	$ 133,702	$ 100,000
Gross Cash Proceeds		33,702
Ending Balance, Gross Cash Proceeds	133,702	133,702	$ 100,000
Beginning Balance, Non-cash Issue Costs	(10,530)	(10,530)
Non-cash Issue Costs		0
Ending Balance, Non-cash Issue Costs	(10,530)	(10,530)	(10,530)
Beginning Balance, Cash Issue Costs	(1,161)	(1,139)
Cash Issue Costs		(22)
Ending Balance, Cash Issue Costs	(1,161)	(1,161)	(1,139)
Beginning Balance, Net Cash Proceeds	132,541	98,861
Net Cash Proceed		33,680
Ending Balance, Net Cash Proceed	$ 132,541	$ 132,541	$ 98,861
December 2020 Equity Commitment [Member]
Commitments And Contractual Obligations [Line Items]
Beginning Balance, Number of shares	10,295	7,700
Number of Shares		2,595
Ending Balance, Number of shares	10,295	10,295	7,700
Beginning Balance, Gross Cash Proceeds	$ 5,148	$ 3,850
Gross Cash Proceeds		1,298
Ending Balance, Gross Cash Proceeds	5,148	5,148	$ 3,850
Beginning Balance, Non-cash Issue Costs	(405)	(405)
Non-cash Issue Costs		0
Ending Balance, Non-cash Issue Costs	(405)	(405)	(405)
Beginning Balance, Cash Issue Costs	(199)	(199)
Cash Issue Costs		0
Ending Balance, Cash Issue Costs	(199)	(199)	(199)
Beginning Balance, Net Cash Proceeds	4,949	3,651
Net Cash Proceed		1,298
Ending Balance, Net Cash Proceed	$ 4,949	$ 4,949	$ 3,651